Accrued Maintenance Liability (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Accrued Maintenance Liability [Abstract]
Accrued maintenance liability at beginning of period	$ 3,185,794	$ 3,194,365
Maintenance payments received	794,711	776,488
Maintenance payments returned	(505,407)	(558,477)
Release to income other than upon sale	(421,332)	(243,809)
Release to income upon sale	(341,161)	(49,077)
Lessor contribution, top ups and other	8,315	18,403
Interest accretion	26,563	47,901
Additions due to aircraft acquisitions	3,093
Accrued maintenance liability at end of period	$ 2,750,576	$ 3,185,794